UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

Annual Report

April 30, 2020

The Acquirers Fund

Ticker: ZIG

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

The Acquirers Fund

The Acquirers Fund

Letter to Shareholders
April 30, 2020 (Unaudited)

Fellow investors,

This is the inaugural annual letter for The Acquirers Fund (“ZIG” or the “Fund”). The Fund was launched May 14, 2019, with the intent to exploit the unusually favorable spreads then prevailing between the most undervalued and overvalued stocks. The information in this letter relates to the period from May 14, 2019 through April 30, 2020 (the “current fiscal period”).

The Fund seeks to hold long positions in deeply undervalued, fundamentally strong U.S.-listed targets for buyout firms and activists, and short positions in overvalued, financially weak companies.

The Fund tracks The Acquirer’s Index published by Acquirers Funds®, LLC, the Adviser and Index Provider. Acquirers Funds’ index-construction process begins with the Acquirer’s Multiple®, the measure highlighted in the books The Acquirer’s Multiple (2017), Deep Value (2014), and Quantitative Value (2012) that financial acquirers like buyout firms and activists use to find potential targets. Acquirers Funds takes a holistic approach to valuation, examining assets, earnings, and cash flows, to understand the economic reality of each company. An important part of this process is a forensic-accounting diligence of the financial statements, particularly the notes and management’s discussion and analysis, to find information a quantitative screen may miss.

At the launch of the Fund, I said, “After one of the most prolonged growth rallies ever, value spreads are widest since the run-up to the Great Depression and the Dot Com bubble.1 Historically, the base rate for investing in value after it has disappointed and spreads are wide has been extremely attractive.2” Following the launch, value spreads continued to widen through late August 2019. From the August 27, 2019 low through to the end of the last reporting period, October 31, 2019, value, represented, for example, by the Dow Jones Thematic Market Neutral Value Index (“Value Index”), gained 25.7 percent against momentum, represented by the Dow Jones Thematic Market Neutral Momentum Index (“Momentum Index”). It turns out that was near the end of the run. From that day to the end of the current fiscal period, the Value Index lost 37.4 percent against the Momentum Index. 2020 has proved to be a challenging environment for equities, and value investors. The Coronavirus pandemic and the associated shutdown saw the S&P 500 Total Return fall almost 34 percent on March 23, 2020 from its February 19, 2020 high. Value fared worse. The S&P 500 Pure Value Total Return Index fell almost 51 percent. The Acquirers Fund, hedged by its short portfolio, fell 37 percent peak to trough.

[1]	“Bernstein Quants See Historic Divergence Favoring Value Stocks”: https://www.bloomberg.com/news/articles/2019-03-06/bernstein-quants-go-rogue-and-tout-decade-losing-stock-strategy
[2]	“Value Investors Are Vexed”: https://www.morningstar.com/articles/922787/value-investors-are-vexed.html

The Acquirers Fund

Letter to Shareholders
April 30, 2020 (Unaudited) (Continued)

Value as a strategy has underperformed for an extended time. Depending on how it is measured, that underperformance begins in 2005 or 2014.3 Value stocks are currently unusually cheap.4 As long-only value has underperformed, the stocks in value portfolios have gotten more undervalued than usual, and the opportunity has gotten commensurately better. Historically, the presence of unusually cheap value stocks has preceded higher-than-average future returns for long-only value portfolios. Long/short value spreads are also currently unusually wide. Over roughly the same time, long/short value portfolios have similarly underperformed. This has created a similarly rich opportunity. Historically, wide spreads have preceded higher-than-average future returns for long/short portfolios. Opportunities like this are rare. The last time the opportunity looked similar to now was at the 2000 Dot Com peak. Following on from that peak, value had an unusually strong run from 2000 to 2007. The caveat is the 2000 valuations and spread aren’t necessarily the end point. We believe there’s no reason value can’t get cheaper and the spread widen. If that happens, the opportunity continues to improve, but it will underperform while it does so. The best returns to value strategies—above-average returns—have typically emerged from the times value has underperformed. Now is such a time, in our view.

Fund and Individual Stock Performance

Through the current fiscal period, the Fund fell 15.91 percent on a market price basis and fell 16.13 percent at NAV. For comparison purposes, the Fund’s underlying index, the Acquirer’s Index, fell 21.74 percent, and the S&P 500 Index, on a total return basis, was up 4.71 percent. The Fund’s best performing long positions were Best Buy (BBY), Vishay Intertechnology (VSH), and Biogen (BIIB) while the three worst long performers were Imperial Oil (IMO), Fiat Chrysler (FCAU) and Lear Corporation (LEA). The Fund’s best performing short positions were Transocean (RIG), Apache Corporate (APA) and Chart Industries (GTLS) while the three worst short performers were Wynn Casinos (WYNN), Insmed (INSM), and Colfax (CFX).

Thank you for investment in the Acquirers Fund. We look forward to a sustained return to value.

Yours sincerely,
The Acquirers Fund

Tobias E. Carlisle
Principal and Founder

[3]	See the EP or CFP data series on http://mba.tuck.dartmouth.edu/pages/faculty/ken.french/data_library.html
[4]	Cliff Asness, Is (Systematic) Value Investing Dead? May 8, 2020 https://www.aqr.com/Insights/Perspectives/Is-Systematic-Value-Investing-Dead

The Acquirers Fund

Letter to Shareholders
April 30, 2020 (Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

The Acquirers Fund is distributed by Quasar Distributors, LLC.

Past Performance does not guarantee future results.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Fund return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies.

Base Rate is the probability of an event happening without intervention.

Spread refers to the difference in valuation between Fama-French value stocks and glamour stocks.

Cash Flow is the net amount of cash and cash-equivalents transferred into and out of a business.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

S&P 500® Pure Value Index is a style-concentrated index designed to track the performance of stocks that exhibit the strongest value characteristics.

The Acquirers Index is composed of the 30 most undervalued, fundamentally strong stocks and 30 short positions of the most overvalued, fundamentally weak stocks listed in the U.S. measured by The Acquirer’s Multiple®, a valuation metric developed and published in 2014 by Tobias Carlisle, Managing Member of the Adviser.

It is not possible to invest directly in an index.

Dow Jones U.S. Thematic Market Neutral Value Index is designed to measure the performance of a long/short strategy utilizing long positions in growth companies.

Dow Jones U.S. Thematic Market Neutral Momentum Index measures is designed to measure the performance of a long/short strategy utilizing long positions in high-momentum companies and short positions in low-momentum companies. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution

For a complete list of Fund holdings please see the schedules of investments and securities sold short on pages 6 and 8, respectively, of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Acquirers Fund

Performance Summary
(Unaudited)

Growth of $10,000

Total Returns Current Fiscal Period	Since Inception (5/14/2019)
The Acquirers Fund - NAV	-16.13%
The Acquirers Fund - Market	-15.91%
The Acquirer’s Index	-21.74%
S&P 500® Index	4.71%

This chart illustrates the performance of a hypothetical $10,000 investment made on May 14, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The Acquirers Fund

Portfolio Allocation
As of April 30, 2020 (Unaudited)

Long Position Portfolio Allocation by Sector	Percentage of Net Assets
Financial♦	57.0%
Consumer, Cyclical	14.4
Consumer, Non-cyclical	14.3
Basic Materials	7.4
Industrial	7.1
Energy	4.4
Technology	3.4
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(8.1)
Total	100.0%

Short Position Portfolio Allocation by Sector	Percentage of Net Assets
Financial	7.3%
Technology	6.4
Consumer, Non-cyclical	6.2
Communications	4.7
Utilities	3.9
Industrial	2.5
Consumer, Cyclical	1.4
Basic Materials	1.0
Total	33.4%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

The Acquirers Fund

Schedule of Investments
April 30, 2020

Shares	Security Description	Value
	COMMON STOCKS — 108.0%
	Basic Materials — 7.4%
14,950	Nucor Corporation ^	$615,791
24,344	Steel Dynamics, Inc. ^	590,829
		1,206,620
	Consumer, Cyclical — 14.3%
8,866	Best Buy Company, Inc. ^	680,288
72,115	Fiat Chrysler Automobiles NV ^	620,910
6,039	Lear Corporation ^	589,708
14,336	Southwest Airlines Company ^	448,000
		2,338,906
	Consumer, Non-cyclical — 14.4%
1,643	Biogen, Inc. (a) ^	487,692
19,400	Korn Ferry ^	559,302
8,419	ManpowerGroup, Inc. ^	625,027
4,033	Molina Healthcare, Inc. (a) ^	661,291
		2,333,312
	Energy — 4.4%
17,060	ConocoPhillips ^	718,226

	Financial — 57.0% ♦
6,216	Allstate Corporation ^	632,292
22,359	Assured Guaranty, Ltd. ^	664,733
23,281	Bank of America Corporation ^	559,908
10,611	Bank of Montreal ^	540,100
2,689	Berkshire Hathaway, Inc. - Class B (a) ^	503,811
14,931	Charles Schwab Corporation ^	563,197
12,809	Evercore, Inc. - Class A ^	660,944
13,164	First American Financial Corporation ^	607,124
118,637	First BanCorp Puerto Rico ^	691,654
1,618	First Citizens BancShares, Inc. - Class A ^	618,076
579	Markel Corporation (a) ^	501,321
12,899	Mercury General Corporation ^	528,343
17,344	Popular, Inc. ^	669,305
6,705	Progressive Corporation ^	518,297

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Investments
April 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 108.0% (Continued)
	Financial — 57.0% ♦ (Continued)
32,431	Radian Group, Inc. ^	$485,816
8,401	Royal Bank of Canada ^	517,418
		9,262,339
	Industrial — 7.1%
9,031	Oshkosh Corporation ^	609,863
24,382	Spirit AeroSystems Holdings, Inc. - Class A ^	540,305
		1,150,168
	Technology — 3.4%
12,634	NetApp, Inc. ^	552,989
	TOTAL COMMON STOCKS (Cost $19,520,109)	17,562,560

	SHORT-TERM INVESTMENTS — 0.1%
5,000	First American Government Obligations Fund, Class X — 0.25% *	5,000
5,000	First American Treasury Obligations Fund, Class X — 0.17% *	5,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,000)	10,000
	TOTAL INVESTMENTS (Cost $19,530,109) — 108.1%	17,572,560
	TOTAL SECURITIES SOLD SHORT (Proceeds $4,544,079) — (33.4)%	(5,434,760)
	Other Assets in Excess of Other Liabilities — 25.3%	4,112,467
	NET ASSETS — 100.0%	$16,250,267

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

^

All or a portion of the security has been segregated as collateral for securities sold short. As of April 30, 2020, the value of these securities amounts to $5,592,520 or 34.4% of net assets. See Note 2 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Securities Sold Short
April 30, 2020

Shares	Security Description	Value
	COMMON STOCKS — 33.4%
	Basic Materials — 1.0%
1,132	Quaker Chemical Corporation	$172,200

	Communications — 4.7%
1,435	Proofpoint, Inc. (a)	174,683
2,475	Q2 Holdings, Inc. (a)	197,307
4,868	ViaSat, Inc. (a)	206,403
2,404	Zendesk, Inc. (a)	184,819
		763,212
	Consumer, Cyclical — 1.4%
2,667	Wynn Resorts, Ltd.	228,108

	Consumer, Non-cyclical — 6.2%
5,636	Cantel Medical Corporation	208,532
4,633	Chegg, Inc. (a)	198,061
2,868	CONMED Corporation	211,974
3,100	HealthEquity, Inc. (a)	174,437
9,465	Insmed, Inc. (a)	217,695
		1,010,699
	Financial — 7.3%
9,286	Acadia Realty Trust	115,054
6,115	American Assets Trust, Inc.	173,177
5,952	American Campus Communities, Inc.	210,046
6,455	Healthpeak Properties, Inc.	168,734
7,635	Hudson Pacific Properties, Inc.	187,668
2,644	Kilroy Realty Corporation	164,615
6,380	STAG Industrial, Inc.	167,475
		1,186,769
	Industrial — 2.5%
8,441	Colfax Corporation (a)	217,693
5,357	II-VI, Inc. (a)	184,388
		402,081
	Technology — 6.4%
6,217	ACI Worldwide, Inc. (a)	170,346
2,660	Blackbaud, Inc.	146,992

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Securities Sold Short
April 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 33.4% (Continued)
	Technology — 6.4% (Continued)
1,167	HubSpot, Inc. (a)	$196,791
3,560	New Relic, Inc. (a)	191,136
3,693	Rapid7, Inc. (a)	168,216
1,097	Workday, Inc. - Class A (a)	168,828
		1,042,309
	Utilities — 3.9%
2,590	California Water Service Group	116,343
4,590	PNM Resources, Inc.	185,849
5,932	South Jersey Industries, Inc.	169,596
2,160	Spire, Inc.	157,594
		629,382
	TOTAL COMMON STOCKS (Proceeds $4,544,079)	5,434,760
	Total Securities Sold Short (Proceeds $4,544,079)	$5,434,760

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Assets and Liabilities
April 30, 2020

ASSETS
Investments in securities, at value (Cost $19,530,109)	$17,572,560
Deposits at broker for securities sold short	4,101,420
Cash	4,473
Dividends and interest receivable	21,396
Total assets	21,699,849

LIABILITIES
Securities sold short, at value (Proceeds $4,544,079)	5,434,760
Broker interest and dividends payable	5,402
Management fees payable, net of waiver	9,420
Total liabilities	5,449,582

NET ASSETS	$16,250,267

Net Assets Consist of:
Paid-in capital	$20,610,314
Total distributable earnings (accumulated deficit)	(4,360,047)
Net assets	$16,250,267

Net Asset Value:
Net assets	$16,250,267
Shares outstanding^	775,000
Net asset value, offering and redemption price per share	$20.97

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Operations
For the Period Ended April 30, 2020*

INCOME
Dividends +	$279,283
Interest	125
Total investment income	279,408

EXPENSES
Management fees	105,485
Broker interest expense (See Note 2)	122,122
Dividend expense (See Note 2)	28,000
Total Expenses	255,607
Less: fees waived	(16,833)
Net expenses	238,774
Net investment income (loss)	40,634

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(425,570)
Securities sold short	464,386
Foreign currency	(25)
Change in unrealized appreciation (depreciation) on:
Investments	(1,957,549)
Securities sold short	(890,681)
Net realized and unrealized gain (loss) on investments	(2,809,439)
Net increase (decrease) in net assets resulting from operations	$(2,768,805)

*	The Fund commenced operations on May 14, 2019. The information presented is for the period from May 14, 2019 to April 30, 2020.
+	Net of foreign taxes withheld of $9,868.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Changes in Net Assets

Period Ended April 30, 2020*
OPERATIONS
Net investment income (loss)	$40,634
Net realized gain (loss) on investments and securities sold short	38,791
Change in unrealized appreciation (depreciation) on investments and securities sold short	(2,848,230)
Net increase (decrease) in net assets resulting from operations	(2,768,805)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	30,384,445
Payments for shares redeemed	(11,365,373)
Net increase (decrease) in net assets derived from capital share transactions (a)	19,019,072
Net increase (decrease) in net assets	$16,250,267

NET ASSETS
Beginning of period	$—
End of period	$16,250,267

(a)	A summary of capital shares transactions is as follows:

Shares
Subscriptions	1,200,000
Redemptions	(425,000)
Net increase (decrease)	775,000

*	Fund commenced operations on May 14, 2019. The information presented is for the period from May 14, 2019 to April 30, 2020.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Cash Flows

Period Ended April 30, 2020*
CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net decrease in net assets from operations	$(2,768,805)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(16,012,288)
Sales of investment securities	22,986,270
Proceeds from securities sold short	17,469,792
Purchases to cover securities sold short	(12,461,327)
Purchases of short-term investments, net	(10,000)
Net realized gains on investments and securities sold short	(39,191)
Net change in unrealized appreciation/depreciation on investments and securities sold short	2,848,230
(Increase) decrease in assets:
Receivables:
Dividends and interest receivable	(21,396)
Increase (decrease) in liabilities:
Payables:
Management fees payable, net of waiver	9,420
Broker interest and dividends payable	5,402

Net cash provided by (used in) operating activities	12,006,107

CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES
Proceeds from shares sold - cash component	(7,872,746)
Payment on shares redeemed - cash component	(27,468)
Net cash provided by (used in) financing activities	(7,900,214)
Net increase (decrease) in cash and restricted cash	$4,105,893

CASH AND RESTRICTED CASH**
Beginning balance	—
Ending balance	$4,105,893

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Cash Flows (Continued)

Period Ended April 30, 2020*
SUPPLEMENTAL DISCLOSURE RELATED TO CASH FLOWS
Cash paid for interest	$118,897

SUPPLEMENTAL DISCLOSURE FOR NON-CASH OPERATING ACTIVITIES
Purchases of investment securities in-kind	$(38,257,191)
Sales of investment securities in-kind	$11,337,905

SUPPLEMENTAL DISCLOSURE FOR NON-CASH FINANCING ACTIVITIES
Proceeds from shares sold in-kind	$38,257,191
Payment on shares redeemed in-kind	$(11,337,905)

*	The Fund commenced operations on May 14, 2019. The information presented is for the period from May 14, 2019 to April 30, 2020.
**	Includes cash of $4,473 and deposits at broker for securities sold short of $4,101,420.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended April 30, 2020(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.09
Net realized and unrealized gain (loss) on investments	(4.12)
Total from investment operations	(4.03)

Net asset value, end of period	$20.97
Total return	-16.13	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$16,250

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived to average net assets	2.27	%(4)
Expenses after fees waived to average net assets	2.12	%(4)
Expenses excluding dividend and interest expense on short positions before fees waived to average net assets	0.94	%(4)
Expenses excluding dividend and interest expense on short positions after fees waived to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	0.36	%(4)
Net investment income (loss) excluding dividend and interest expense on short positions before fees waived to average net assets	1.54	%(4)
Net investment income (loss) excluding dividend and interest expense on short positions after fees waived to average net assets	1.69	%(4)
Portfolio turnover rate (5)	207	%(3)

(1)	Commencement of operations on May 14, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Notes to Financial Statements

April 30, 2020

NOTE 1 – ORGANIZATION

The Acquirers Fund (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Acquirer’s Index (the “Index”). The Fund commenced operations on May 14, 2019.

The end of the reporting period for the Fund is April 30, 2020, and the period covered by these Notes to Financial Statements is the period from May 14, 2019 to April 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,562,560	$—	$—	$17,562,560
Short-Term Investments	10,000	—	—	10,000
Total Investments in Securities	$17,572,560	$—	$—	$17,572,560

Liabilities^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,434,760	$—	$—	$5,434,760
Total Securities Sold Short	$5,434,760	$—	$—	$5,434,760

^	See Schedule of Investments and Schedule of Securities Sold Short for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any,

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Continued)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not occur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities and covers of securities sold short are determined on a specific identification basis. Dividend income and expense is recorded on the ex-dividend date. Interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.

Short Positions. The Fund sells securities it does not own in anticipation of a decline in the fair value of those securities (e.g., short sales not against the box). When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short are included in the Statement of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Continued)

liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Fund, if any, is displayed in the Expenses section of the Statement of Operations. As collateral for its short positions, the Fund also maintains segregated “Permissible Assets” consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2A above. The Adviser shall earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the securities sold short plus any dividends declared with respect to such securities and payable by the Fund.

F.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and relate to differing book and tax treatments of redemptions in-kind.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Continued)

For the fiscal period ended April 30, 2020, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(1,591,242)	$1,591,242

During the fiscal period ended April 30, 2020, the Fund realized $1,591,242 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. There were no other events or transactions that occurred during the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

L.

New Accounting Pronouncements and Other Matters In August 2018, FASB issued Accounting Statements Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Continued)

fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Acquirers Funds, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with CSat Investment Advisory, L.P., doing business as Exponential ETFs (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.94% at an annual rate based on the Fund’s average daily net assets. The Adviser has contractually agreed to waive 0.15% of its Adviser fees for the Fund until at least August 31, 2020. The contractual waiver agreement may only be terminated by, or with the consent of, the Fund’s Board of Trustees. The fee waiver effective during the current fiscal period is not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Until March 31, 2020, the Distributor was an affiliate of the Administrator.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor (until March 31, 2020), and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$28,473,615	$40,456,062

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Fund.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Fund were as follows:

In-Kind Purchases	In-Kind Sales
$38,257,191	$11,337,905

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and securities sold short for federal income tax purposes at April 30, 2020 were as follows:

Tax cost of investments and securities sold short	$15,156,493
Gross tax unrealized appreciation	$1,451,720
Gross tax unrealized depreciation	(4,470,413)
Net tax unrealized appreciation (depreciation)	(3,018,693)
Undistributed ordinary income	41,209
Undistributed long-term capital gains	—
Accumulated gain (loss)	41,209
Other accumulated gain (loss)	(1,382,563)
Distributable earnings (accumulated deficit)	$(4,360,047)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Continued)

the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2020, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of April 30, 2020, the Fund had a short-term capital loss carryforward of $1,382,563. This amount does not have an expiration date.

There were no distributions paid by the Fund during the period ended April 30, 2020.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Continued)

NOTE 7 – PRINCIPAL RISK

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

The Acquirers Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Acquirers Fund and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of The Acquirers Fund (the “Fund”), a series of ETF Series Solutions, as of April 30, 2020, the related statements of operations, cash flows and changes in net assets and the financial highlights for the period May 14, 2019 (commencement of operations) through April 30, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2020, the results of its operations and cash flows, the changes in its net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers. Our audit also included evaluating

The Acquirers Fund

Report of Independent Registered Public Accounting Firm

(Continued)

the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 29, 2020

The Acquirers Fund

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	46	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	46	None

The Acquirers Fund

TRUSTEES AND OFFICERS

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily businesses. The address of each officer of the Trust is c/o U.S. Bank Global Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Gentile Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.acquirersfund.com.

The Acquirers Fund

Expense Example

For the Six-Months Ended April 30, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

The Acquirers Fund

Expense Example

For the Six-Months Ended April 30, 2020 (Unaudited) (Continued)

The Acquirers Fund

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 821.50	$3.58
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.93	$3.97

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

The Acquirers Fund

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

The Acquirers Fund

Federal Tax Information

(Unaudited)

Certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003. During the fiscal period ended April 30, 2020, the Fund did not pay a dividend.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended April 30, 2020 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.acquirersfund.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.acquirersfund.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

The Acquirers Fund

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.acquirersfund.com.

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Advisor and Index Provider

Acquirers Funds, LLC
21515 Hawthorne Boulevard, Suite 200 PMB#82
Torrance, California 90503

Sub-Adviser

CSat Investment Advisory, L.P. d/b/a Exponential ETFs
1001 Woodward Ave., Suite 500
Detroit, MI 48226

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

The Acquirers Fund

Symbol – ZIG
CUSIP – 26922A263

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

The Acquirers Fund

FYE 4/30/2020
Audit Fees	$15,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

The Acquirers Fund

FYE 4/30/2020
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The Acquirers Fund

Non-Audit Related Fees	FYE 4/30/2020
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/07/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/07/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/07/2020